Research and Development, Marketing - Business Development and General and Administrative Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Disposables	€ (1,472)	€ (1,243)	€ (1,560)
Energy and liquids	(513)	(539)	(505)
Patents	(543)	(343)	(506)
Studies	(33,004)	(10,987)	(19,353)
Maintenance	(1,017)	(846)	(933)
Fees	(3,044)	(2,548)	(1,226)
IT Systems	(806)	(651)	(847)
Support costs (including taxes)	(782)	(722)	(568)
Personnel costs	(13,413)	(10,680)	(10,981)
Depreciation, amortization and provisions	(927)	(1,009)	(1,456)
Other	(4,450)	(3,209)	(2,192)
Total operating expenses	(59,971)	(32,779)	(40,127)
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Disposables	(1,472)	(1,243)	(1,560)
Energy and liquids	(513)	(539)	(505)
Patents	(543)	(343)	(506)
Studies	(33,004)	(10,987)	(19,353)
Maintenance	(1,017)	(846)	(933)
Fees	(160)	(201)	(239)
IT Systems	(744)	(597)	(793)
Personnel costs	(9,645)	(7,518)	(8,076)
Depreciation, amortization and provisions	(751)	(832)	(1,060)
Other	(602)	(608)	(765)
Total operating expenses	(48,452)	(23,717)	(33,790)
Marketing - business development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Fees	(138)	(341)
IT Systems	(9)	(8)	(8)
Personnel costs	(213)	(197)	(202)
Other	(4)	(16)	(40)
Total operating expenses	(364)	(563)	(250)
General and administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Fees	(2,746)	(2,005)	(987)
IT Systems	(52)	(46)	(46)
Support costs (including taxes)	(782)	(722)	(568)
Personnel costs	(3,556)	(2,964)	(2,703)
Depreciation, amortization and provisions	(176)	(177)	(396)
Other	(3,844)	(2,585)	(1,387)
Total operating expenses	€ (11,155)	€ (8,499)	€ (6,087)